Key Sources of Estimation Uncertainty (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2022	Feb. 02, 2022
Key Sources of Estimation Uncertainty (Details) [Line Items]
Impairment loss	$ 1,812
Value of goodwill	7,700	$ 896	$ 1,102
Impairment of Intangible Assets [Member]
Key Sources of Estimation Uncertainty (Details) [Line Items]
Impairment loss	508
SciSparc Nutraceuticals Inc [Member]
Key Sources of Estimation Uncertainty (Details) [Line Items]
Impairment loss	$ 955